Research And Development Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Schedule of Research and development expenses [Table Text Block]
	2013	2012	2011
Gross research and development expenses	(3,711)	(3,654)	(2,851)
Research Tax Credit	561	256	411
Grants	555	739	4
Net Research and development expenses	(2,595)	(2,659)	(2,436)